Cost of Sales (Tables)	9 Months Ended
Sep. 30, 2023
Cost of Sales [Abstract]
Schedule of Cost of Sales
(in thousands)	Nine months ended 30-Sep-23	Nine months ended 30-Sep-22	Three months ended 30-Sep-23	Three months ended 30-Sep-22
Inventory expensed	$3,627	$2,167	$1,035	$1,328
Royalties	300	178	103	84
Other expenses	638	806	214	300
Total	$4,565	$3,151	$1,352	$1,712